FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Narrative) (Details) ₪ in Millions	12 Months Ended
	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) of interest rates	1.00%
Increase (decrease) in interest expenses	₪ 3
Financial liability at fair value	28
Trade payables include of reverse factoring	₪ 41
Percentage of annual fixed interest	0.5% and 1.0%
Short term deposits	6 months to 18 months
Series G option warrants [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount of financial liability	201
CPI Exchange Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage increase (decrease) in Sensitivity analysis	2.00%
Decreased (increased) in equity and profit	₪ 10
USD exchange rate [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage increase (decrease) in Sensitivity analysis	5.00%	5.00%
Decreased (increased) in equity and profit	₪ 5	₪ 3